CERTNYS

NYSE Group

07046102

Antonio Alberti
Managing Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aalberti@nyse.com

1-33338

March 5, 2007

MAR 05 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
MAR 07 2007
THOMSON
FINANCIAL

B

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, AMERICAN EAGLE OUTFITTERS, INC., Common Stock, par value $0.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 5, 2007. Tentative listing date – March 8, 2007.

Sincerely,

Antonio Alberti

END